SHARE CAPITAL (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended						12 Months Ended
	Mar. 31, 2023 $ / shares shares	Jan. 27, 2023 USD ($) shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2019 shares	Sep. 30, 2018 USD ($) shares	Feb. 28, 2018 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2014 ₪ / shares shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares	Jan. 27, 2023 ₪ / shares shares	Jan. 27, 2023 $ / shares shares	Dec. 31, 2022 ₪ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares authorized												50,000,000			50,000,000
Ordinary shares, par value per share | ₪ / shares											₪ 0.1				₪ 0.1
Odinary share issued under share incentive plan	1,250,000
Procceds from Initial public offering, net of issuance costs | $							$ 11,542	$ 0	$ 0
Weighted average fair value of options granted | $ / shares							$ 2.01	$ 4.49
Purchase Agreement With Armistice Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares													₪ 0.1
Exercise price | $ / shares														$ 5.85
Ordinary shares issued, Price per share | $ / shares														$ 5
Shares issued		2,560,000
Number of warrants issued to purchase Ordinary Shares													2,560,000	2,560,000
Subscription Agreement M Arkin Dermatology Ltd [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued		2,000,000
Number of warrants issued to purchase Ordinary Shares													2,000,000	2,000,000
Proceeds from issuance of common stock | $		$ 10,000,000
Jefferies Llc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate Offering Price | $			$ 25,000
Percentage Of Gross Proceeds From Sale Of Shares			3.00%
Issuance of share			41,154
Proceeds from issuance of common stock | $		$ 12,800	$ 500
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants					11,500	46,000
Fair value of options granted | $					$ 105	$ 495
Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants							749,750
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term							10 years
Shares available for future grant												641,404
Option grants	53,092
Option vesting period	4 years
Unrecognized compensation cost | $												$ 1,497
Compensation costs weighted average period to be recognized							3 years 2 months 8 days
Employees [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 4.63
Employees [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 5.6
Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants	439,314
Option vesting period	4 years
Executive Officer [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 4.63
Executive Officer [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares	$ 5.6
Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, par value per share | ₪ / shares										₪ 0.1
Odinary share issued under share incentive plan				912,230						629,025
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option grants	257,344
Exercise price | $ / shares	$ 5.6
Option vesting period	4 years